Income Taxes (Deferred Tax Assets (Liabilities) Resulting From Temporary Differences) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Accrued expenses and reserves	$ 183.4	$ 220.3
Pension and postretirement benefits	129.2	160.0
Asset revaluations	13.3	12.1
Capitalized expenses	171.0	175.9
Depreciation and amortization	29.3	16.9
Deferred loss on foreign currency	44.3	40.3
Share-based compensation	62.7	62.0
Restructuring initiatives	21.7	24.2
Postemployment benefits	5.1	6.8
Tax loss carryforwards	781.9	844.2
Foreign tax credit carryforwards	689.6	622.3
Minimum tax and business credit carryforwards	56.5	57.1
All other	58.5	54.4
Valuation allowance	(1,972.1)	(1,362.6)
Total deferred tax assets	274.4	933.9
Deferred tax liabilities:
Depreciation and amortization	(13.8)	(24.6)
Unremitted foreign earnings	(89.2)	(14.3)
Prepaid expenses	(7.0)	(8.7)
Capitalized interest	(9.2)	(9.5)
All other	(4.6)	(25.8)
Total deferred tax liabilities	(123.8)	(82.9)
Net deferred tax assets	$ 150.6	$ 851.0